Stock Options, Awards and Warrants - Schedule of Stock-based Compensation Expense (Details) - BigToken Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Directly identifiable as BIGToken's	$ 237,000	$ 278,000	$ 467,000
Allocated from SRAX, Inc.	533,000	442,000	516,000	443,000
Stock-based compensation expense	$ 237,000	$ 278,000	$ 467,000